Consolidated Statements of Change in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Deferred share compensation	Accumulated deficit	Total
Balance at Jun. 30, 2021		$ 110,357	[1]	$ 147,684,772	$ (682,383)	$ (70,162,245)	$ 76,950,501
Balance (in Shares) at Jun. 30, 2021	[1]	2,758,920
Sale of ordinary shares		$ 31,625	[1]	19,209,477			19,241,102
Sale of ordinary shares (in Shares)	[1]	790,624
Ordinary shares issued for compensation		$ 4,055	[1]	3,072,130	(45,900)		3,030,285
Ordinary shares issued for compensation (in Shares)	[1]	101,375
Forfeiture of unvested restricted ordinary shares			[1]	(168,000)	168,000
Stock compensation expense			[1]		387,862		387,862
Net loss			[1]			(540,317)	(540,317)
Balance at Dec. 31, 2021		$ 146,037	[1]	169,798,379	(172,421)	(70,702,562)	99,069,433
Balance (in Shares) at Dec. 31, 2021	[1]	3,650,919
Balance at Jun. 30, 2022		$ 192,788	[1]	195,654,317	(32,978)	(147,370,363)	48,443,764
Balance (in Shares) at Jun. 30, 2022	[1]	4,819,700
Sale of units		$ 70,000	[1]	4,948,985			5,018,985
Sale of units (in Shares)	[1]	1,750,000
Sale of ordinary shares		$ 48,000	[1]	1,452,000			1,500,000
Sale of ordinary shares (in Shares)	[1]	1,200,000
Ordinary shares issued for compensation		$ 72,000	[1]	1,269,000	(1,101,000)		240,000
Ordinary shares issued for compensation (in Shares)	[1]	1,800,000
Forfeiture of unvested restricted ordinary shares				(12,458)	12,458
Stock compensation expense					33,118		33,118
Net loss						(12,177,212)	(12,177,212)
Balance at Dec. 31, 2022		$ 382,788	[1]	$ 203,311,844	$ (1,088,402)	$ (159,547,575)	$ 43,058,655
Balance (in Shares) at Dec. 31, 2022	[1]	9,569,700

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.